COMMON STOCK PURCHASE WARRANTS (Details Narrative) - $ / shares	Sep. 30, 2026	Dec. 31, 2025	Jul. 31, 2024
Warrants term		10 years	10 years
Minimum [Member]
Warrants term	8 years	8 years
Common stock exercise price	$ 0.01	$ 0.01
Maximum [Member]
Warrants term	10 years	10 years
Common stock exercise price	$ 2.20	$ 2.20